Finance Costs and Finance Income - Summary of Finance Costs and Finance Income (Parenthetical) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Continuing and Discontinued Operations [member]
Statement [Line Items]
Net finance cost	€ 445	€ 351	€ 349